Inventories, Net - Schedule of Inventories (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Inventories [Abstract]
Finished goods	¥ 9,357,870		¥ 6,001,646
Less: allowance for provision	(1,128,579)		(1,281,842)	¥ (677,465)	¥ (181,499)
Inventories, net	¥ 8,229,291	$ 1,176,773	¥ 4,719,804